Taxes and contribution (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Taxes [abstract]
Services tax	[1]	R$ 122,241	R$ 14,837
Value-added tax on sales and services	[2]	23,796	3,830
Social integration program	[3]	17,530	9,918
Social contribution on revenues	[3]	107,872	59,358
Income tax and social contribution	[4]	685	35,474
Other		1,919	1,264
Total		274,043	124,681
Judicial deposits
Services tax	[1]	(52,226)	(11,375)
Value-added tax on sales and services	[2]	(19,476)	(2,665)
Social integration program	[3]	(17,088)	(8,188)
Social contribution on revenues	[3]	(105,160)	(50,389)
Total	[5]	(193,950)	(72,617)
Total		R$ 80,093	R$ 52,064

[1]	Refers to taxes on revenue from transaction activities.
[2]	Refers to the Value-added Tax on Sales and Services (ICMS) amounts due by Net+Phone, related to tax substitution and tax rate differential, applied on sales of credit and debit card readers.
[3]	Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.
[4]	Refers to the income tax and social contribution payable on current income taxes and contribution.
[5]	PagSeguro Group obtained court decisions to deposit the amount related to the payments in escrow for matters discussed in items "i", "ii" and "iii" above.